Financial Statements - Statements of recognized income and expenses - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of recognized income and expenses
Profit	€ 4,345,000,000	€ 6,227,000,000	€ 4,757,000,000
OTHER RECOGNIZED INCOME (EXPENSES)	(310,000,000)	(2,523,000,000)	(4,439,000,000)
Items that will not be reclassified to profit or loss	(584,000,000)	(141,000,000)	(91,000,000)
Actuarial gains and losses from defined benefit pension plans	(364,000,000)	(79,000,000)	(96,000,000)
Non-current assests available for sale	2,000,000	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassifies to profit or loss before tax	0	0	0
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	(229,000,000)	(172,000,000)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	0	0
Income tax related to items not subject to reclassification to income statement	(133,000,000)	166,000,000
Fair value of investments in equity instruments designated at fair value through other comprehensive income	140,000,000	(56,000,000)	5,000,000
Items that may be reclassified to profit or loss	274,000,000	(2,382,000,000)	(4,348,000,000)
Hedge of net investments in foreign operations [effective portion]	(687,000,000)	(244,000,000)	80,000,000
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	(687,000,000)	(244,000,000)	112,000,000
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	0	0	(32,000,000)
Foreign currency translation	132,000,000	(1,537,000,000)	(5,080,000,000)
Foreign currency translation - Valuation gains or losses taken to equity	113,000,000	(1,542,000,000)	(5,089,000,000)
Foreign currency translation - Transferred to profit or loss	1,000,000	5,000,000	(22,000,000)
Foreign currency translation - Other reclassifications	18,000,000	0	31,000,000
Cash Flow Hedges [effective portion]	(109,000,000)	27,000,000	(67,000,000)
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	(99,000,000)	(32,000,000)	(122,000,000)
Cash Flow Hedges [effective portion] - Transferred to profit or loss	(10,000,000)	58,000,000	55,000,000
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0	0
Other Comprehensive Income Before Tax Available for sale Financial Assets			719,000,000
Valuation gains or losses taken to equity			384,000,000
Transferred to profit or loss			347,000,000
Other reclassifications - debt securities at fair value			(12,000,000)
Total Debt Securities At Fair Value Throught Other Comprehensive Income	1,278,000,000	(901,000,000)
Valuation gains or losses taken to equity - Debt Securities At Fair Value Throught Other Comprehensive Income	1,401,000,000	(766,000,000)
Transferred to profit or loss - Debt Securities At Fair Value Throught Other Comprehensive Income	(122,000,000)	(135,000,000)
Other reclassifications - Debt Securities At Fair Value Throught Other Comprehensive Income	0	0
Non-current assets held for sale	(19,000,000)	20,000,000	(20,000,000)
Non-current assets held for sale - Valuation gains or losses taken to equity	(8,000,000)	0	0
Non-current assets held for sale - Transferred to profit or loss	0	20,000,000	0
Non-current assets held for sale - Other reclassifications	(11,000,000)	0	(20,000,000)
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	10,000,000	9,000,000	(14,000,000)
Income Tax	(332,000,000)	244,000,000	35,000,000
TOTAL RECOGNIZED INCOME/EXPENSES	4,036,000,000	3,704,000,000	318,000,000
Attributable to minority interest [non-controlling interests]	543,000,000	(420,000,000)	127,000,000
Attributable to the parent company	€ 3,493,000,000	€ 4,124,000,000	€ 191,000,000